DERIVATIVE FINANCIAL INSTRUMENTS - Details of Foreign Exchange Contracts Pre-Tax Amounts (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2012	Jan. 03, 2015	Dec. 28, 2013	Nov. 30, 2012	Oct. 31, 2012	May. 30, 2012	Jan. 01, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt Instrument, Face Amount							$ 320.0
Long-term debt, interest rate								4.25%
Cash Flow Hedges | Foreign Exchange Forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			$ 369.5	$ 270.1
Cash Flow Hedges | Foreign Exchange Contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount Recorded in OCI Gain (Loss)			40.6	5.1
Ineffective Portion Recorded in Income Statement	[1]		0.0	0.0
Cash Flow Hedges | Foreign Exchange Option [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			185.0	120.0
Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			950.0
Net Investment Hedging | Foreign Exchange Contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Hedging Activities Effect Net Of Tax			(37.2)	(76.8)
Payments For Currency Derivatives			61.4	3.6
Net Investment Hedging | Foreign Exchange Contracts | Other, net
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount Recorded in OCI Gain (Loss)			64.0	21.8
Effective Portion Recorded in Income Statement			0.0	0.0
Ineffective Portion Recorded in Income Statement			0.0	0.0
Notes 5 Point 75 Percent Due 2016 [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Debt Instrument, Face Amount				$ 300.0
Long-term debt, interest rate				5.75%
Notes 5 Point 75 Percent Due 2016 [Member] | Fair Value Hedges | Interest Rate Risk [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate		5.75%		5.75%
Derivative, Notional Amount		$ 300.0
Notes 3 Point 4 Percent Due in 2021 [Member] | Fair Value Hedges | Interest Rate Risk [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt, interest rate		3.40%				3.40%
Derivative, Notional Amount					$ 400.0	$ 400.0
Payments for (Proceeds from) Hedge, Financing Activities				$ (58.2)
Derivative Instruments, Gain (Loss) from Termination to be Amortized Over Remaining Life of Debt Instrument		$ 44.7
Currency British Pound Sterling [Member] | Net Investment Hedging | Foreign Exchange Contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount			$ 1,300.0	$ 979.0

[1]	* Includes ineffective portion and amount excluded from effectiveness testing on derivatives.